RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS

(15) RELATED PARTY TRANSACTIONS

The principal related party transactions for the years ended December 31, 2012, 2013 and 2014 were as follows:

a) Commercial agreements with Expedia

a1) In September 2012, the Group entered into a Collaboration Agreement with Expedia, Inc. and certain Expedia affiliates, which provides for hotel inventory cooperation, best practice and knowledge sharing between the Group and Expedia, and also amends and restates the non-competition covenant of the 2004 Transaction Agreement. Under the Collaboration Agreement, Expedia paid the Group RMB44,414,300 (US$7,000,000 as of the date of payment) as an initial payment and is also required to pay to the Group a revenue share of Expedia's PRC revenue for all room nights booked through or sold by Expedia's PRC booking channels excluding Egencia, Hotels.com, EAN.com, LP (“EAN”) or AAE Travel Pte. Ltd. during the three-year period from October 1, 2012 through September 30, 2015 as a second payment. The Group straight-line amortized this US$7,000,000 over a three-year period starting from October 1, 2012 in “other revenues” in the consolidated statements of comprehensive income/(loss). RMB3,701,192, RMB14,804,767 and RMB14,804,767 of other revenues were recognized in 2012, 2013 and 2014, respectively. The unamortized amounts of the US$7,000,000 as of December 31, 2013 and 2014 were RMB25,908,342 and RMB11,103,575, respectively.

a2) In 2009, the Group entered into a Fulfillment Services Agreement with Egencia (Shanghai) Travel Service Co., Ltd. (“Egencia Shanghai,”), an entity ultimately controlled by Expedia, Inc., pursuant to which the Group provides air ticket issuance and hotel fulfillment services to Egencia Shanghai. In May 2013, the Group and Egencia Shanghai entered into a Cooperation Agreement to replace the prior Fulfillment Services Agreement. Pursuant to these agreements, RMB44,358, RMB36,153 and RMB74,024 of air and hotel revenues were recognized in 2012, 2013 and 2014 and the balance due to Egencia Shanghai was RMB769,636 and RMB1,060,024 as of December 31, 2013 and 2014, respectively. From September 2010, the Group started to issue air tickets to Egencia Shanghai's customers with commission revenue share. RMB198,631, RMB417,382 and RMB820,947 of air ticketing revenue was recognized in 2012, 2013 and 2014. The balance due from Egencia Shanghai for the issued air tickets was RMB18,983,877 and RMB23,913,291 as of December 31, 2013 and 2014, respectively. As of December 31, 2013 and 2014, the Group also had a balance due to Egencia Shanghai of RMB532,450, which is a deposit paid by Egencia Shanghai to the Group. In December 2013, Egencia parent Egencia Cayman paid RMB18,290,700 (originally US$3,000,000) to the Group as additional deposit which was recorded in the Group's amount due to related parties balances as of December 31, 2013. In August 2014, the Group repaid RMB9,240,000 (originally US$1,500,000) to Egencia Cayman; and the balance due to Egencia Cayman for the additional deposit was RMB9,141,600 as of December 31, 2014.

a3) In 2008, the Group entered into a Non-Compete Waiver as well as a Private Label Agreement and a Profit-Share Agreement with Hotels.com, L.P. (“Hotels.com”), an entity ultimately controlled by Expedia, Inc. Under these agreements, which were superseded by the Collaboration Agreement, the Group provided a private-label website and other support and fulfillment services, and the Group received a portion of the revenue from PRC and international hotel bookings through the Hotels.cn website. RMB5,326,181 profit share revenue was recognized in 2012. The balance due from Hotels.com was Nil as of December 31, 2012. In addition, the Group recognized RMB314,866, RMB159,839 and RMB98 of hotel commission expense in 2012, 2013 and 2014, respectively, and the balances due to Hotels.com were Nil as of December 31, 2013 and 2014.

a4) In January 2010, the Group entered into an agreement with EAN, an entity ultimately controlled by Expedia, Inc., pursuant to which the Group distributes international travel products supplied by EAN, and receives commission from EAN for bookings by the Group's customers. In September 2012, the payment and revenue share provisions of the January 2010 agreement were superseded by the Collaboration Agreement. RMB26,127,688, RMB81,659,483 and RMB92,752,800 of commission revenue was recognized in 2012, 2013 and 2014, respectively. The balance due from EAN was RMB6,913,654 and RMB6,696,218 as of December 31, 2013 and 2014, respectively. The balances due to EAN were RMB31,950,021 and RMB103,745,323 as of December 31, 2013 and 2014, respectively.

a5) In January 2011, the Group entered into an agreement with Expedia to share airline commission and advertising revenue. RMB394,003, RMB1,185,101 and RMB2,725,630 of advertising revenue were recognized in 2012, 2013 and 2014, respectively. The balances due from Expedia were RMB97,319 and RMB2,826,636 as of December 31, 2013 and 2014, respectively.

b) Commercial agreements with TripAdvisor, Inc. (“TripAdvisor”)

In December 2011, Expedia completed the spin-off of TripAdvisor as a separately traded public company. TripAdvisor was a related party of the Group until December 31, 2013, as Liberty Interactive Corporation is the controlling shareholder of TripAdvisor, and, pursuant to contractual agreements, would become the controlling shareholder of Expedia if Expedia's current controlling shareholder, Barry Diller, ceased to control Expedia. As a result of changes in the ownership and governance structures of TripAdvisor that occurred during 2012 and 2013, Expedia and the Group no longer separately disclose transactions with TripAdvisor in the consolidated financial statements as related party transactions for periods beginning January 1, 2014.

b1) In April 2009, the Group and Expedia, Inc. entered into a Non-Compete Waiver pursuant to which the Group waived the non-compete covenant of the Transaction Agreement with respect to the business of TripAdvisor LLC, a subsidiary of Expedia, Inc. at that time, in the PRC. In May 2009, the Group entered into a five-year cooperation agreement with Tuqu Net Information Technology (Beijing) Co., Ltd. (“TripAdvisor China”) pursuant to which, in consideration of the April 2009 agreement between the Group and Expedia, Inc., the Group received discounted advertising rates for specific types of advertising on the TripAdvisor China website. RMB3,422,325 and RMB5,335,431 of advertising expenses, including advertising charged at discounted rates as well as other advertising charged at market rates, were recognized in 2012 and 2013, respectively. The balance due to TripAdvisor China was RMB335,337 as of December 31, 2013.

b2) In June 2009, the Group entered into an agreement with Beijing Kuxun Technology Co., Ltd. and Beijing Kuxun Interactive Technology Co., Ltd. (collectively, “Kuxun”). The Group places its advertising on the Kuxun website and pays advertising fees to Kuxun. In October 2009, TripAdvisor acquired Kuxun. RMB5,175,662 and RMB9,332,505 of advertising expense was recognized in 2012 and 2013, respectively. The balance due to Kuxun was RMB288,905 as of December 31, 2013.

b3) In January 2011, the Group entered into an agreement with Kuxun whereby the Group places Kuxun's advertising links on the Group's train travel information sites and receives advertising revenue from Kuxun. This agreement was terminated in August 2013. RMB339,669 and RMB94,745 of advertising revenue was recognized in 2012 and 2013, respectively. The balance due from Kuxun was Nil as of December 31, 2013.

c) Commercial agreements with Tencent

c1) Before May 16, 2011 when Tencent became the second largest shareholder of the Group, the Group entered into an agreement with a Tencent affiliate which is a third party payment platform, whereby the Tencent affiliate collects payment from the Group's customers on behalf of the Group and remits the payments to the Group net of a processing fee. RMB84,196, RMB40,744 and RMB527,217 in processing fees were recognized in 2012, 2013 and 2014, respectively. The balances due from the Tencent affiliate were RMB20,327,198 and RMB15,514,839 as of December 31, 2013 and 2014, respectively.

c2) In July 2011, the Group entered into an agreement with a Tencent affiliate whereby the Group sells hotel inventory via Tencent websites and pays Tencent commissions. Pursuant to this agreement, the Group paid RMB5,000,000 to Tencent in 2012 as a deposit which was recorded in “amounts due from related parties” as of December 31, 2013. In 2014, RMB4,000,002 of the deposit was returned to the Group and the amount due from Tencent for the deposit was RMB999,998 as of December 31, 2014. RMB9,167,909, RMB5,241,110 and RMB871,288 of commission expense was recognized in 2012, 2013 and 2014, respectively. The balances due to Tencent were RMB417,602 and RMB351,388 as of December 31, 2013 and 2014, respectively.

d) Amount due from and to Jiuyou

Under a cooperation agreement entered into in September 2010, and subsequently amended, the Group provides a private-label website to Jiuyou, and pays commission to Jiuyou. During 2012, 2013 and 2014, the Group recognized RMB45,188,643, RMB63,171,034 and RMB34,848,211 of hotel commission expenses payable to Jiuyou. In addition, RMB13,547,426 and RMB1,062,395 of prepayment balance to Jiuyou was reflected in “amounts due from related parties” as of December 31, 2013 and 2014, respectively. In December 2014, the Group recorded an impairment charge for its investment in Jiuyou and provided RMB10,500,000 bad debt provision for the advance to Jiuyou. The probable credit loss was included in “general and administrative” in the consolidated statements of comprehensive income/(loss) for the year ended December 31, 2014.

e) Amount due to 2012 Affiliate Company

In April 2012, the Group entered into an agreement with 2012 Affiliate Company whereby 2012 Affiliate Company sells the Group's hotel inventory in its hotel mobile-booking applications and the Group pays commission to 2012 Affiliate Company. The Group recognized RMB2,650,942, RMB5,216,413 and RMB1,853,109 of hotel commission expenses to 2012 Affiliate Company in 2012, 2013 and 2014 respectively. The balances due to 2012 Affiliate Company were RMB311,025 and RMB62,211 as of December 31, 2013 and 2014.

f) Amount due to 2014 Acquired Company

In November and December 2012, the Group acquired 21% and 14% equity interests in 2014 Acquired Company. The aggregate 35% equity interest resulted in the Group's ability to exercise significant influence and therefore required the application of the equity method of accounting. From November 15, 2012 to December 31, 2012, the Group recognized RMB263,328 of hotel reservation revenue from 2014 Acquired Company. In 2013, the Group recognized RMB9,032,926 of hotel reservation revenue and a balance due to 2014 Acquired Company of RMB17,768,819. The Group also paid RMB100,000 to 2014 Acquired Company as deposit reflected in the balance due from 2014 Acquired Company as of December 31, 2013. In 2014, the Group began consolidation of 2014 Acquired Company, and prior to consolidation the Group recognized RMB9,519,281 of hotel reservation revenue from 2014 Acquired Company.

The principal related party transactions for the years ended December 31, 2012, 2013 and 2014 are summarized below:

	For the year ended December 31,
	2012	2013	2014

Non-compete waiver compensation revenues
Expedia (refer to a1) (3)	3,701,192	14,804,767	14,804,767

Commission, advertising and other revenues
1) Egencia Shanghai (refer to a2) (2)	44,358	36,153	74,024
2) Egencia Shanghai (refer to a2) (2)	198,631	417,382	820,947
3) Hotels.com (refer to a3) (1)	5,326,181	-	-
4) EAN (refer to a4) (1)	26,127,688	81,659,483	92,752,800
5) Expedia (refer to a5) (3)	394,003	1,185,101	2,725,630
6) Kuxun (refer to b3) (3)	339,669	94,745	-
7) 2014 Acquired Company (refer to f) (1)	263,328	9,032,926	9,519,281
8) Others (3)	176,298	92,340	353,541
Total	32,870,156	92,518,130	106,245,223

Related Party Revenues:
(1) Hotel reservations	31,717,197	90,692,409	102,272,081
(2) Air ticketing	242,989	453,535	894,971
(3) Other	4,611,162	16,176,953	17,882,938
Total	36,571,348	107,322,897	121,049,990

	For the year ended December 31,
	2012	2013	2014
Commission, advertising, bad debt provision and other expenses
1) Hotels.com (refer to a3)	314,866	159,839	98
2) TripAdvisor China (refer to b1)	3,422,325	5,335,431	-
3) Kuxun (refer to b2)	5,175,662	9,332,505	-
4) Tencent (refer to c1)	84,196	40,744	527,217
5) Tencent (refer to c2)	9,167,909	5,241,110	871,288
6) Jiuyou (refer to d)	45,188,643	63,171,034	34,848,211
7) Jiuyou (refer to d)	-	-	10,500,000
8) 2012 Affiliate Company (refer to e)	2,650,942	5,216,413	1,853,109
9) Others	708,944	832,475	1,546,575
Total	66,713,487	89,329,551	50,146,498

The balances between the Group and its related parties as of December 31, 2013 and 2014 are summarized below:

Amount due from related parties:

	December 31,
	2013	2014
1) Egencia Shanghai (refer to a2)	18,983,877	23,913,291
2) EAN (refer to a4)	6,913,654	6,696,218
3) Expedia (refer to a5)	97,319	2,826,636
4) Tencent (refer to c1)	20,327,198	15,514,839
5) Tencent (refer to c2)	5,000,000	999,998
6) Jiuyou (refer to d)	13,547,426	1,062,395
7) 2014 Acquired Company (refer to f)	100,000	-
8) Others	1,173,940	1,007,719
Amounts due from related parties	66,143,414	52,021,096

Amount due to related parties:

	December 31,
	2013	2014
1) Expedia (refer to a1)	25,908,342	11,103,575
2) Egencia Shanghai (refer to a2)	769,636	1,060,024
3) Egencia Shanghai (refer to a2)	532,450	532,450
4) Egencia Cayman (refer to a2)	18,290,700	9,141,600
5) EAN (refer to a4)	31,950,021	103,745,323
6) TripAdvisor China (refer to b1)	335,337	-
7) Kuxun (refer to b2)	288,905	-
8) Tencent (refer to c2)	417,602	351,388
9) 2012 Affiliate Company (refer to e)	311,025	62,211
10) 2014 Acquired Company (refer to f)	17,768,819	-
11) Others	437,326	1,913,699
Amounts due to related parties	97,010,163	127,910,270